Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,447,390.40
Previously Paid Amount	0.00
Total Fee Amount	337.98
Total Offset Amount	0.00
Net Fee	$ 337.98
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A